Significant Agreements (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Product Liability Contingency [Line Items]
Agreement description	Pursuant to the Second Amendment, the Company and Cipla were each responsible for 60% and 40%, respectively, of the Company’s overhead costs and the time spent by the Company’s employees and consultants on development of the Product (“Direct Costs”). The Company shared all other development costs with Cipla that were not Direct Costs, such as the cost of clinical research organizations, manufacturing costs and other third-party costs, on a 50/50 basis.
Transaction cost	$ 22,000
Revenue		$ 7,806
Cipla Agreement [Member] | Cipla Technologies Llc [Member]
Product Liability Contingency [Line Items]
Non-refundable upfront payment received	22,000
Cipla Agreement [Member] | Cipla Technologies Llc [Member] | Research and Development Service [Member]
Product Liability Contingency [Line Items]
Transaction cost	12,000
Revenue	0	6,900
Cipla Agreement [Member] | Cipla Technologies Llc [Member] | Irrevocable License [Member]
Product Liability Contingency [Line Items]
Transaction cost	10,000
Lease Assignment Agreement [Member]
Product Liability Contingency [Line Items]
Decrease in right-of-use asset		$ 8,400
Disposal group write-down of carrying value	$ 2,600